Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling General And Administrative Expense [Abstract]
Summary of Selling, General and Administrative Expenses

Details of the selling, general and administrative expenses for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019			2018
	(In millions of Korean won)
Advertising expenses	~~W~~	30,084	~~W~~	14,948	~~W~~	17,263
Fees and commissions		13,928		7,262		5,727
Lease expenses		460		665		941
Salaries		11,761		8,643		7,080
Expenses related to defined contribution plans		585		455		387
Employee benefits		1,419		1,253		1,140
Depreciation		1,424		761		233
Amortization		597		745		581
Other expenses		2,142		2,141		1,468
Total	~~W~~	62,400	~~W~~	36,873	~~W~~	34,820